Investments, Available for Sale Debt Securities -Summary of Allowances for Available for sale debt Securities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	₨ 70.9	$ 0.9	₨ 0.0
Write- offs	0.0	0.0	0.0
Net allowance for credit losses	(70.9)	(0.9)	70.9
Allowance for credit losses, end of the period	0.0	$ 0.0	70.9
Credit Substitutes
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	70.9		0.0
Write- offs	0.0		0.0
Net allowance for credit losses	(70.9)		70.9
Allowance for credit losses, end of the period	0.0		70.9
Other corporate/financial institution bonds
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	0.0		0.0
Write- offs	0.0		0.0
Net allowance for credit losses	0.0		0.0
Allowance for credit losses, end of the period	₨ 0.0		₨ 0.0